Horizon Kinetics Inflation Beneficiaries ETF
Schedule of Investments
March 31, 2024 (Unaudited)

COMMON STOCKS – 95.9%	Shares	Value
Aerospace & Defense - 3.1%
CACI International, Inc. - Class A(a)	52,015	$19,704,842

Agricultural Operations - 7.9%
Archer-Daniels-Midland Co.	365,675	22,968,047
Bunge Global SA(b)	200,940	20,600,369
Wilmar International, Ltd.(b)	2,880,142	7,319,863
		50,888,279

Building Production-Wood - 2.5%
West Fraser Timber Co., Ltd.(b)	185,192	16,006,145

Diversified Minerals - 0.1%
Lithium Royalty Corp.(a)(b)(c)	100,000	549,049

Fertilizer - 1.8%
Nutrien, Ltd.(b)	215,562	11,707,172

Global Exchanges - 18.8%
ASX, Ltd.(b)	372,736	16,151,569
CME Group, Inc.	49,841	10,730,269
Deutsche Boerse AG(b)	99,913	20,464,290
Intercontinental Exchange, Inc.	218,530	30,032,578
Japan Exchange Group, Inc.(b)	541,371	14,612,313
Singapore Exchange, Ltd.(b)	1,942,588	13,256,695
TMX Group, Ltd.(b)	587,470	15,511,031
		120,758,745

Insurance Brokers - 3.9%
Marsh & McLennan Cos., Inc.	120,000	24,717,600

Investment Management-Advisor Services - 1.3%
Brookfield Asset Management, Ltd.(b)	92,198	3,874,160
Sprott, Inc.(b)	117,424	4,339,991
		8,214,151

Medical Labs & Testing Services - 3.2%
Charles River Laboratories International, Inc.(a)	75,427	20,436,946

Medical-Biomedical-Genetics - 0.9%
Royalty Pharma PLC - Class A(b)	193,849	5,887,194

Metal-Diversified - 8.5%
Altius Minerals Corp. (b)(c)	296,306	4,499,603
Cameco Corp.(b)	384,547	16,658,576
Deterra Royalties, Ltd.(b)	3,690,208	11,868,949
Glencore PLC(b)	3,951,821	21,730,748
		54,757,876

Metal-Iron - 1.6%
Labrador Iron Ore Royalty Corp.(b)	187,736	4,006,515
Mesabi Trust	320,735	5,677,010
Trident Royalties PLC(a)(b)	1,000,000	426,346
		10,109,871

Oil Companies -Exploration & Production – 0.8%
Topaz Energy Corp.(b)	306,275	5,047,059
		5,047,059

Oil-US Royalty Trusts - 23.1%
Permian Basin Royalty Trust	641,442	7,761,448
PrairieSky Royalty, Ltd.	2,065,119	40,485,946
Sabine Royalty Trust	66,738	4,243,869
San Juan Basin Royalty Trust(c)	772,537	4,086,721
Sitio Royalties Corp. - Class A	622,236	15,381,674
Texas Pacific Land Corp.	65,070	37,643,646
Viper Energy, Inc.	1,027,561	39,519,995
		149,123,299

Pipelines - 2.9%
Cheniere Energy, Inc.	115,050	18,555,264

Precious Metals - 13.2%
Franco-Nevada Corp.(b)	209,189	24,926,961
Metalla Royalty & Streaming, Ltd. (b)(c)	390,000	1,212,900
Osisko Gold Royalties, Ltd.(b)	1,040,956	17,092,498
Sandstorm Gold, Ltd.(b)	1,300,991	6,830,203
Wheaton Precious Metals Corp.(b)	725,405	34,188,337
		84,250,899

Real Estate Operations-Development - 1.7%
St Joe Co.	185,968	10,780,565

Transport-Marine - 0.6%
Clarkson PLC(b)	71,755	3,634,840
TOTAL COMMON STOCKS (Cost $627,785,002)		615,129,796

PARTNERSHIPS – 0.8%
Oil Companies -Exploration & Production – 0.8%
Dorchester Minerals LP 151,612		5,112,357
TOTAL PARTNERSHIPS (Cost $1,404,044)		5,112,357

SHORT-TERM INVESTMENTS – 3.6%
Deposit Accounts – 3.6%
U.S. Bank Money Market Deposit Account, 5.19%(d) 23,218,309		23,218,309
TOTAL SHORT-TERM INVETSMENTS (Cost $23,218,309)		23,218,309

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 0.8%
U.S. Bank Money Market Deposit Account, 5.19%(d) 5,279,208		5,279,208
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITES LENDING (Cost $5,279,208)		5,279,208

TOTAL INVESTMENTS – 101.1% (Cost $657,686,563)		$648,739,670
Liabilities in Excess of Other Assets – (1.1)%		(7,470,632)
TOTAL NET ASSETS – 100.0%		$641,269,038

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $5,065,968 which represented 0.8% of net assets.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate shown is the seven-day yield at period end.

COUNTRY	Percentage of Net Assets
United States	67.9%
Canada	10.9%
Australia	4.4%
Britain	4.0%
Singapore	3.2%
Germany	3.2%
Japan	2.3%
Total Country	95.9%
PARTNERSHIPS	0.8%
SHORT-TERM INVESTMENTS	3.6%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	0.8%
TOTAL INVESTMENTS	101.1%
Other assets and liabilities, net	-1.1%
NET ASSETS	100.0%

*To the extent the Fund invests more heavily in particular countries, its performance will be especially sensitive to developments that significantly affect those countries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of March 31, 2024:

Horizon Kinetics Inflation Beneficiaries ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	615,129,796	–	–	615,129,796
Partnerships	5,112,357	–	–	5,112,357
Deposit Accounts	23,218,309	–	–	23,218,309
Investments Purchased with Proceeds from Securities Lending	5,279,208	–	–	5,279,208
Total Assets	648,739,670	–	–	648,739,670

*Refer to the Schedule of Investments for industry classifications.